Consolidated statements of comprehensive income (loss) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated statements of comprehensive income (loss)
Net result for the year	kr (846,729)	kr (571,541)	kr 581,278
Items that will be reclassified to income statement when certain conditions are met:
Exchange differences on translation of foreign operations	8,977	0	0
Comprehensive result for the year	(837,752)	(571,541)	581,278
Total comprehensive income attributable to shareholders of Zealand Pharma A/S	kr (837,752)	kr (571,541)	kr 581,278